World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2010

Dates Covered
Collections Period	11/01/10 -11/30/10
Interest Accrual Period	11/15/10 -12/14/10
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/10

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/10	673,660,767.62	49,249
Yield Supplement Overcollaterization Amount at 10/31/10	36,709,272.46	0

Receivables Balance at 10/31/10	710,370,040.08	49,249
Principal Payments	25,339,991.31	1,294
Defaulted Receivables	604,173.41	37
Repurchased Accounts		0
Yield Supplement Overcollaterization Amount at 11/30/10	34,912,792.73	0

Pool Balance at 11/30/10	649,513,082.63	47,918

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	4,575,341.34	531
Past Due 61-90 days	1,059,469.63	96
Past Due 91 + days	234,412.42	18

Total	5,869,223.39	645

Total 31+ Delinquent as % Ending Pool Balance	0.90%

Recoveries	498,944.02

Aggregate Net Losses—November 2010	105,229.39

Overcollateralization Target Amount	38,970,784.96
Actual Overcollateralization	38,970,784.96

Weighted Average APR	4.58%
Weighted Average APR, Yield Adjusted	7.58%
Weighted Average Remaining Term	46.95

Flow of Funds	$ Amount
Collections	28,540,017.71
Advances	2,248.99
Investment Earnings on Cash Accounts	4,524.07
Servicing Fee	(591,975.03)

Available Funds	27,954,815.74

Distributions of Available Funds
(1) Class A Interest	728,601.38
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	22,698,823.89
(7) Distribution to Certificateholders	4,446,055.67

Total Distributions of Available Funds	27,954,815.74

Servicing Fee	591,975.03
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 11/15/10	633,241,121.56
Principal Paid	22,698,823.89
Note Balance @ 12/15/10	610,542,297.67

Class A-1
Note Balance @ 11/15/10	0.00
Principal Paid	0.00
Note Balance @ 12/15/10	0.00
Note Factor @ 12/15/10	0.0000000%

Class A-2
Note Balance @ 11/15/10	162,239,121.56
Principal Paid	22,698,823.89
Note Balance @ 12/15/10	139,540,297.67
Note Factor @ 12/15/10	70.8326383%

Class A-3
Note Balance @ 11/15/10	241,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/10	241,000,000.00
Note Factor @ 12/15/10	100.0000000%

Class A-4
Note Balance @ 11/15/10	198,106,000.00
Principal Paid	0.00
Note Balance @ 12/15/10	198,106,000.00
Note Factor @ 12/15/10	100.0000000%

Class B
Note Balance @ 11/15/10	31,896,000.00
Principal Paid	0.00
Note Balance @ 12/15/10	31,896,000.00
Note Factor @ 12/15/10	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	809,936.18
Total Principal Paid	22,698,823.89

Total Paid	23,508,760.07

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	94,639.49
Principal Paid	22,698,823.89

Total Paid to A-2 Holders	22,793,463.38

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3 Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8832436
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.7532981

Total Distribution Amount	25.6365417

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.4804035
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	115.2224563

Total A-2 Distribution Amount	115.7028598

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 10/31/10	53,062.20
Balance as of 11/30/10	55,311.19
Change	2,248.99

Reserve Account
Balance as of 11/15/10	2,345,271.93
Investment Earnings	355.54
Investment Earnings Paid	(355.54)
Deposit/(Withdrawal)	0.00
Balance as of 12/15/10	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93